Subordinated Liabilities - Activity (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Financial liabilities
Outstanding issue amount	$ 1,477,724		$ 1,644,023
Subordinated liabilities | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	51,643	$ 2,518,000,000	36,182	$ 1,817,000,000	$ 34,267	$ 1,816,000,000
Subordinated Additional Tier I Capital Notes, Issued 2021 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 14,355	700,000,000
Annual interest rate (as percent)	4.63%
Subordinated Additional Tier I Capital Notes, Issued 2016 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 10,254	500,000,000	9,948		9,420
Annual interest rate (as percent)	8.50%
Tier II Subordinated Capital Notes, Issued 2018 | Financial liabilities at amortized cost
Financial liabilities
Outstanding issue amount	$ 27,034	$ 1,300,000,000	$ 26,234		$ 24,847
Annual interest rate (as percent)	5.95%